Stockholders' (Deficit) Equity (Tables)	9 Months Ended
Sep. 30, 2014
Stockholders' (Deficit) Equity
Schedule of redeemable convertible preferred stock outstanding which converted into common shares

As of December 31, 2013, the Company had outstanding the following redeemable convertible preferred stock that converted into common shares on a one-for-6.2 basis upon consummation of the Company’s IPO:

	Preferred Shares Outstanding	Conversion into Common Shares upon IPO
Series A	25,074,999	4,044,354
Series B	30,800,000	4,967,741
Series B-1	4,750,000	766,129
Series C	36,764,704	5,929,789
Total	97,389,703	15,708,013